Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance	$ 216,988	$ 207,657
Net operating loss carry forward	195,800
Uncertain income tax	0	$ 0
Net overseas operating loss carry forward	$ 184,300